UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: April 30, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
April 30, 2011
(Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 71.2%

	Shares	Value
CONSUMER DISCRETIONARY — 5.4%
Gap	9,000	$209,160
General Motors * (A)	1,000	32,090
Honda Motor ADR	2,000	76,700
PEP Boys-Manny Moe & Jack	6,000	82,200
Target	2,500	122,750
TJX	2,000	107,240

		630,140

CONSUMER STAPLES — 10.1%
Archer-Daniels-Midland	3,000	111,060
Bunge	1,000	75,440
Clorox	1,500	104,490
Colgate-Palmolive (A)	1,200	101,220
ConAgra Foods	5,000	122,250
Diageo ADR	500	40,685
Kimberly-Clark (A)	3,000	198,180
Kraft Foods, Cl A (A)	3,000	100,740
PepsiCo (A)	2,000	137,780
Smart Balance *	5,000	23,900
Wal-Mart Stores (A)	3,500	192,430

		1,208,175

ENERGY — 10.9%
Americas Petrogas *	6,000	14,461
Atwood Oceanics *	1,000	44,930
Cenovus Energy (A)	2,000	76,800
ConocoPhillips (A)	2,000	157,860
Crocotta Energy *	5,000	11,150
Diamond Offshore Drilling	1,500	113,805
Encana (A)	2,000	67,040
Exxon Mobil (A)	2,000	176,000
Forbes Energy Services *	5,000	13,850
Marathon Oil (A)	2,000	108,080
Murphy Oil	1,500	116,220
Suncor Energy (A)	3,000	138,120
Total ADR (A)	2,500	160,575
Valero Energy (A)	4,000	113,200

		1,312,091

FINANCIALS — 0.6%
First Pacific ADR	5,000	23,500
Weyerhaeuser REIT	2,000	46,020

		69,520

HEALTH CARE — 13.6%
Abbott Laboratories (A)	3,500	182,140
Affymetrix *	8,000	43,200
Boston Scientific *	20,000	149,800
Burcon NutraScience *	1,500	14,779
Chembio Diagnostics *	30,000	14,394
Forest Laboratories *	4,000	132,640

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
April 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
GlaxoSmithKline ADR	3,500	$152,810
Johnson & Johnson (A)	2,500	164,300
Medtronic	4,000	167,000
Merck	7,000	251,650
Novartis ADR	2,000	118,340
Pernix Therapeutics Holdings *	200	2,390
Sanofi-Aventis ADR	3,000	118,560
Trinity Biotech ADR *	10,000	90,700

		1,602,703

INDUSTRIALS — 1.9%
Delta Air Lines *	5,000	51,900
ITT	2,000	115,580
Siemens ADR	400	58,376

		225,856

INFORMATION TECHNOLOGY — 16.2%
Alcatel-Lucent ADR	20,000	130,800
Black Box	2,500	87,350
Canon ADR	1,000	47,170
Cisco Systems (A)	12,000	210,720
Computer Sciences	2,500	127,450
Dell *	8,000	124,080
Google, Cl A *	400	217,640
Hewlett-Packard (A)	4,000	161,480
Hitachi ADR	2,000	108,920
Intel	10,000	231,900
March Networks *	4,000	17,548
Microsoft (A)	9,000	234,180
MKS Instruments	2,000	56,760
PMC — Sierra *	10,000	80,200
Sonus Networks *	22,500	88,650

		1,924,848

MATERIALS — 6.9%
Barrick Gold	3,500	178,535
Focus Metals *	10,000	9,050
Frontier Rare Earths *	15,000	45,507
Goldcorp	2,500	139,575
IAMGOLD (A)	3,000	62,250
Newmont Mining (A)	2,500	146,525
Northgate Minerals *	40,000	120,800
Temple-Inland	5,000	117,650

		819,892

TELECOMMUNICATION SERVICES — 1.5%
Vodafone Group ADR	6,000	174,720

UTILITIES — 4.1%
American Electric Power	1,500	54,720
Entergy	3,500	244,020
NextEra Energy	1,000	56,570

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
April 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
UTILITIES — continued
Southern	3,500	$136,640

		491,950

TOTAL COMMON STOCK (Cost $7,900,902)		8,459,895

EXCHANGE TRADED FUNDS — 4.7%
iShares MSCI Japan Index Fund	10,000	105,300
iShares MSCI Japan Small Cap Fund	2,500	115,613
iShares MSCI Singapore Fund	3,500	50,575
Korea Fund	1,000	51,470
Market Vectors Vietnam ETF	5,000	119,500
WisdomTree Japan SmallCap Dividend Fund	2,500	107,600

TOTAL EXCHANGE TRADED FUNDS (Cost $540,894)		550,058

SHORT-TERM INVESTMENT — 28.0%
Fidelity Institutional Money Market Funds — Money Market Portfolio, Cl I, 0.020% (B) (Cost $3,331,065)	3,331,065	3,331,065

TOTAL INVESTMENTS— 103.9% (Cost $11,772,861)†		$12,341,018

SECURITIES SOLD SHORT
COMMON STOCK — (20.8)%

CONSUMER DISCRETIONARY — (6.3)%
Body Central *	(5,000)	$(120,900)
Gaylord Entertainment *	(1,000)	(35,870)
Harley-Davidson	(2,000)	(74,520)
Las Vegas Sands *	(500)	(23,505)
Lululemon Athletica *	(700)	(70,021)
NetFlix *	(250)	(58,168)
Shutterfly *	(2,000)	(123,120)
Tempur-Pedic International *	(1,000)	(62,780)
Tesla Motors *	(2,000)	(55,200)
Toll Brothers *	(4,000)	(84,040)
Under Armour, Cl A *	(800)	(54,768)

		(762,892)

CONSUMER STAPLES — (1.2)%
Green Mountain Coffee Roasters *	(2,100)	(140,616)

ENERGY — (0.5)%
Clean Energy Fuels *	(2,500)	(42,600)
SandRidge Energy *	(1,500)	(18,540)

		(61,140)

FINANCIALS — (1.5)%
Essex Property Trust REIT	(400)	(54,192)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
April 30, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
FXCM, Cl A	(2,500)	$(33,275)
MSCI, Cl A *	(2,000)	(70,940)
St. Joe *	(500)	(13,060)

		(171,467)

HEALTH CARE — (2.1)%
DexCom *	(4,000)	(66,600)
ExamWorks Group *	(3,000)	(66,600)
MAKO Surgical *	(1,000)	(27,470)
OraSure Technologies *	(10,000)	(88,100)

		(248,770)

INDUSTRIALS — (1.7)%
Capstone Turbine *	(5,000)	(9,750)
Clean Harbors *	(200)	(19,700)
Healthcare Services Group	(3,000)	(53,280)
Iron Mountain	(3,000)	(95,550)
Wabash National *	(2,000)	(22,060)

		(200,340)

INFORMATION TECHNOLOGY — (5.2)%
Acme Packet *	(400)	(33,044)
Aruba Networks *	(1,200)	(43,116)
Concur Technologies *	(800)	(46,296)
Dice Holdings *	(1,500)	(27,495)
OpenTable *	(700)	(77,903)
Rackspace Hosting *	(2,000)	(92,380)
RealPage *	(3,000)	(95,700)
Riverbed Technology *	(200)	(7,028)
Salesforce.com *	(300)	(41,580)
SuccessFactors *	(1,500)	(52,005)
Synchronoss Technologies *	(1,000)	(32,260)
VeriFone Systems *	(1,200)	(65,784)

		(614,591)

MATERIALS — (2.3)%
Intrepid Potash *	(1,000)	(34,260)
Molycorp *	(1,500)	(109,950)
Vulcan Materials	(1,500)	(67,800)
Zoltek *	(5,000)	(64,250)

		(276,260)

TOTAL COMMON STOCK (Proceeds $2,109,057)		(2,476,076)

EXCHANGE TRADED FUND — (0.8)%
iShares MSCI Spain (Proceeds $81,633)	(2,000)	(91,600)

TOTAL SECURITIES SOLD SHORT — (21.7)% (Proceeds $2,190,690)††		$(2,567,676)

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
April 30, 2011
(Unaudited)
WRITTEN OPTIONS — (0.1)%

	Contracts	Value
Cenovus Energy Call Option Expires 05/21/11, Strike Price $40.00	(20)	$(500)
General Motors Call Option Expires 05/21/11, Strike Price $32.00	(10)	(1,030)
Marathon Oil Call Option Expires 05/21/11, Strike Price $47.00	(5)	(3,575)
Newmont Mining Call Option Expires 05/21/11, Strike Price $57.50	(10)	(2,240)
SuccessFactors Put Option Expires 06/18/11, Strike Price $33.00	(5)	(575)
SuccessFactors Put Option Expires 06/18/11, Strike Price $32.00	(5)	(500)
Total FINA Call Option Expires 05/21/11 Strike Price $62.50	(5)	(1,075)
Under Armor Put Option Expires 07/16/11, Strike Price $67.50	(4)	(1,760)
Valero Energy Call Option Expires 05/21/11, Strike Price $30.00	(10)	(310)
Valero Energy Call Option Expires 05/21/11, Strike Price $31.00	(10)	(130)
Verifone Systems Put Option, Expires 05/21/11, Strike Price $45.00	(5)	(100)

TOTAL WRITTEN OPTIONS (Premiums Received $(9,313))		$(11,795)

Percentages are based on Net Assets of $11,880,157.

*	Non-income producing security.

(A)	All or a portion of the shares have been committed as collateral for open short positions.

(B)	The rate shown is the 7-day effective yield as of April 30, 2011.

ADR — American Depository Receipt

Cl — Class

ETF —Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

†	At April 30, 2011, the tax basis cost of the Fund’s investments was $11,772,861, and the unrealized appreciation and depreciation were $668,333 and $(100,176) respectively.

††	At April 30, 2011, the tax basis proceeds of the Fund’s securities sold short and written options was $2,200,003, and the unrealized appreciation and depreciation were $14,852 and $(394,320) respectively.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE RETURN FUND
April 30, 2011
(Unaudited)
The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,459,895	$—	$—	$8,459,895
Exchange Traded Funds	550,058	—	—	550,058
Short-Term Investment	3,331,065	—	—	3,331,065

Total Investments in Securities	$12,341,018	$—	$—	$12,341,018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Securities Sold Short — Common Stock	$(2,476,076)	$—	$—	$(2,476,076)
Securities Sold Short — Exchange- Traded Fund	(91,600)	—	—	(91,600)
Written Options	(11,795)	—	—	(11,795)

Other Financial Instruments	$(2,579,471)	$—	$—	$(2,579,471)

During the period ended April 30, 2011, there were no significant transfers between Level 1 and Level 2.
Amounts designated as “—“ are $0.
For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.
GRT-QH-002-0100

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Philip T. Masterson
Philip T. Masterson
President
Date: June 29, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip T. Masterson Philip T. Masterson
President

Date: June 29, 2011

By	/s/ Michael Lawson Michael Lawson
Treasurer, Controller and Chief Financial Officer
Date: June 29, 2011